Financial Obligations	12 Months Ended
Dec. 31, 2014
Financial Obligations
Financial Obligations

(17)Financial Obligations

In July 2011, the Company sold certain newly purchased equipment (“leased assets”) with carrying amount of RMB 91,959 to a third party (the “purchaser-lessor”) for cash consideration of RMB 90,000 and simultaneously entered into a five-year contract to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over five years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 1,959, which is being deferred and amortized in the consolidated statements of comprehensive loss over the remaining useful lives of the leased assets.

In 2012, the Company sold certain solar power generation equipment with carrying amount of RMB 102,971 to a related party controlled by Yingli Group for cash consideration of RMB 99,000 and simultaneously entered into a eighteen-year contract to lease back the assets from the related party. The remaining useful lives of leased equipment were approximately 25 years.  Pursuant to the terms of the contract, the Company is required to pay to the related party quarterly lease payments over eighteen years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 3,971, which is being deferred and amortized in the consolidated statements of comprehensive loss over the remaining useful lives of the leased assets.

In August 2013, the Company sold certain machinery and equipment with carrying amount of RMB99,321 to a related party controlled by Yingli Group for cash consideration of RMB100,000 and simultaneously entered into a eight-year contract to lease back the assets from the related party. The remaining useful lives of leased machinery and equipment were approximately 8-10 years. Pursuant to the terms of the contract, the Company is required to pay to the related party quarterly lease payments over eight years and is entitled to obtain the ownership of these machinery and equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a profit of approximately RMB679, which is being deferred and amortized in the consolidated statements of comprehensive loss over the remaining useful lives of the leased assets.

In June 2014, the Company sold certain machinery and equipment with carrying amount of RMB109,193 (US$17,599) to a related party controlled by Yingli Group for cash consideration of RMB83,000 (US$13,377) and simultaneously entered into a five-year contract to lease back the assets from the related party. The remaining useful lives of leased machinery and equipment were approximately 2-7 years. Pursuant to the terms of the contract, the Company is required to pay to the related party quarterly lease payments over five years and is entitled to obtain the ownership of these machinery and equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB26,193 (US$4,222), which is being deferred and amortized in the consolidated statements of comprehensive loss over the remaining useful lives of the leased assets.

In November 2012, Lixian Yingli leased certain machinery and equipment from a related party controlled by Yingli Group. Pursuant to the terms of the contract, the Company is required to pay to the related party quarterly lease payments over eight years and is entitled to obtain the ownership of these machinery and equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. As of December 31, 2014, the carrying amount of the machinery and equipment related to this capital lease contract is RMB 80,969, and the payable related to this contract is RMB 85,185.

As of December 31, 2013 and 2014, the gross amount of the equipment and related depreciation recorded under capital lease were as follows:

	Year ended December 31,
	2013	2014
	RMB	RMB	US$

Equipment	422,502	505,927	81,541
Less: accumulated depreciation	(36,041)	(89,076)	(14,356)
Net Value	386,461	416,851	67,185

As of December 31, 2014, future minimum payments required under non-cancellable capital lease are:

	RMB	US$
Year ended December 31,
2015	94,582	15,243
2016	83,854	13,515
2017	65,565	10,567
2018	63,547	10,242
2019	51,863	8,359
Thereafter	118,309	19,068
Total minimum lease payments	477,720	76,994
Less: Amount representing interest	109,263	17,610
Present value of net minimum lease payments	368,457	59,384
Current portion	71,603	11,540
Non-current portion	296,854	47,844